Non-operating income, net (Tables)	12 Months Ended
Mar. 31, 2017
Other Income, Nonoperating [Abstract]
Schedule of Non-operating Income, Net

Non-operating income, net consist of the following:

	Year ended March 31,
	2015	2016	2017
Dividend income from marketable securities	$238	$596	$616
Interest income from available-for-sales securities	126	126	5
Interest income from bank deposits	535	372	314
Unrealized gain (loss) from marketable securities	954	(1,860)	1,999
Realized gain from sales of marketable securities	102	526	69
Rental income	600	793	839
Others	(2)	18	(154)
Non-operating income, net from continuing operations	$2,553	$571	$3,688